Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Class A common stock subject to possible redemption, shares		0	45,183
Intangible assets, net	[1]	$ 3,132,796	$ 3,363,156
Variable Interest Entities
Intangible assets, net		$ 2,200,000	$ 2,300,000
Class A Common Stock [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		5,500,000,000	5,500,000,000
Common Stock Issued		14,659,794	2,984,212
Common stock, shares outstanding		14,659,794	2,984,212
Class V Common Stock [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		3,250,000,000	3,250,000,000
Common Stock Issued		124,132,398	125,919,180
Common stock, shares outstanding		124,132,398	125,919,180

[1]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.